Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2025
Registrant Name	dei_EntityRegistrantName	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A